Revenues - Summary of Breakdown of Revenues by Geographical Area (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 927,690	€ 960,122
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	328,908	336,591
EMEA | Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	110,666	135,203
EMEA | Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	5,560	6,293
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	262,714	246,046
Americas | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	225,966	212,392
Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	223,101	266,324
Rest of APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	111,508	109,990
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,459	€ 1,171